Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2019
Entity Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001318342
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Document Creation Date	dei_DocumentCreationDate	Feb. 27, 2020
Document Effective Date	dei_DocumentEffectiveDate	Mar. 01, 2020
Prospectus Date	rr_ProspectusDate	Mar. 01, 2020
RNC Genter Dividend Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION RNC Genter Dividend Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the RNC Genter Dividend Income (the "Fund") is to seek long-term capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 36% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The example reflects the Fund's contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund will invest at least 80% of its assets plus borrowings for investment purposes in equity securities that have records of paying dividends. The Fund will invest primarily in companies with market capitalizations of $10 billion or higher at the time of initial purchase. In addition, the Fund will generally invest in a diversified portfolio of 25 to 50 securities typically spread across many economic sectors. Investments in and weightings of individual sectors will vary based on the Advisor's assessment of valuation and the economic outlook. The Fund may invest up to 20% of its assets in foreign securities. The Fund's investments in foreign securities will primarily be in American Depository Receipts ("ADRs"), which are receipts that represent interests in foreign securities held on deposit by U.S. banks.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing and you could lose money by investing in the Fund. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Sector Focus Risk. The Fund may invest a larger portion of its assets in one or more sectors than many other mutual funds and thus will be more susceptible to negative events affecting those sectors. For example, as of October 31, 2019, 24.8% of the Fund's assets were invested in the consumer, non-cyclical sector. Companies in the consumer sector may be adversely impacted by fluctuations in supply and demand, changes in the global economy, consumer spending, competition, demographics and consumer preferences, and production spending. Companies in the consumer sector are also affected by changes in government regulation, global economic, environmental and political events, economic conditions and the depletion of resources.

Management and Strategy Risk. The value of your investment depends on the judgment of the Fund's advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect.

Foreign Investment Risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund's foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include American Depository Receipts ("ADRs") and Global Depository Receipts ("GDRs"). Unsponsored ADRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends. Emerging markets tend to be more volatile than the markets of more mature economies and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder's ability to exchange or redeem Fund shares may be affected. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline if the issuers experience cybersecurity incidents.

Risk Lose Money [Text]	rr_RiskLoseMoney	Risk is inherent in all investing and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the average annual total returns of the Fund compare with the average annual total returns of broad-based market indexes. Updated performance information is available by calling the Fund at 1-877-5GENTER. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the average annual total returns of the Fund compare with the average annual total returns of broad-based market indexes.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-5GENTER
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar-Year Total Returns (before taxes) For each calendar year at NAV
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Calendar Quarter Return at NAV	12.91%	Quarter Ended 12/31/2011
Lowest Calendar Quarter Return at NAV	(11.77)%	Quarter Ended 12/31/2018

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2019)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
RNC Genter Dividend Income Fund | RNC Genter Dividend Income Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GDIIX
Maximum sales charge (load) imposed on purchases as a percentage of amount of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Wire fee	imst_Wirefee	$ 20
Overnight check delivery fee	imst_Overnightcheckdeliveryfee	25
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15
Management fees	rr_ManagementFeesOverAssets	0.90%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	1.08%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.23%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.98%)	[1]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.25%	[1]
One Year	rr_ExpenseExampleYear01	$ 127
Three Years	rr_ExpenseExampleYear03	397
Five Years	rr_ExpenseExampleYear05	909
Ten Years	rr_ExpenseExampleYear10	$ 2,318
Annual Return 2010	rr_AnnualReturn2010	12.47%
Annual Return 2011	rr_AnnualReturn2011	7.09%
Annual Return 2012	rr_AnnualReturn2012	11.36%
Annual Return 2013	rr_AnnualReturn2013	26.26%
Annual Return 2014	rr_AnnualReturn2014	4.77%
Annual Return 2015	rr_AnnualReturn2015	(1.25%)
Annual Return 2016	rr_AnnualReturn2016	15.91%
Annual Return 2017	rr_AnnualReturn2017	17.10%
Annual Return 2018	rr_AnnualReturn2018	(8.36%)
Annual Return 2019	rr_AnnualReturn2019	27.60%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Calendar Quarter Return at NAV
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.77%)
1 Year	rr_AverageAnnualReturnYear01	27.60%
5 Years	rr_AverageAnnualReturnYear05	9.40%
10 Years	rr_AverageAnnualReturnYear10	10.77%
RNC Genter Dividend Income Fund | After Taxes on Distributions | RNC Genter Dividend Income Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	25.24%	[2]
5 Years	rr_AverageAnnualReturnYear05	7.60%	[2]
10 Years	rr_AverageAnnualReturnYear10	9.33%	[2]
RNC Genter Dividend Income Fund | After Taxes on Distributions and Sales | RNC Genter Dividend Income Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.92%	[2]
5 Years	rr_AverageAnnualReturnYear05	7.19%	[2]
10 Years	rr_AverageAnnualReturnYear10	8.65%	[2]
RNC Genter Dividend Income Fund | Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.54%	[3]
5 Years	rr_AverageAnnualReturnYear05	8.29%	[3]
10 Years	rr_AverageAnnualReturnYear10	11.80%	[3]
RNC Genter Dividend Income Fund | MSCI US Investable Market High Dividend Yield Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	24.36%	[3]
5 Years	rr_AverageAnnualReturnYear05	10.21%	[3]
10 Years	rr_AverageAnnualReturnYear10	13.39%	[3]

[1]	The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses, as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 1.25% of the average daily net assets of the Fund. This agreement is in effect until February 28, 2023, and it may be terminated before that date only by the Trust's Board of Trustees. The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund's annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[3]	The Russell 1000 Value Index is a performance benchmark that reflects the market sectors in which the Fund primarily invests. The MSCI US Investable Market High Dividend Yield Index is a performance benchmark reflecting returns of companies with high dividend yields similar to those companies held by the Fund.